LIBERTY NEWPORT JAPAN
                               OPPORTUNITIES FUND

                                  Annual Report
                                 August 31, 2000


Letter to Shareholders

Photo of: Stephen E. Gibson


Dear Shareholder:

You may have noticed that your Fund has a new name. As of April 27, 2000, the Newport Japan Opportunities Fund changed its name to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's manager are not affected by this name change. We believe the new name better reflects your Fund's affiliation with the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom - however you define it.

For the fiscal year ended August 31, 2000, the Liberty Newport Japan Opportunities Fund experienced two very distinct economic environments. Throughout calendar year 1999 Japanese growth stocks, which are the focus of the Fund, performed very well. But as the calendar year 2000 began, high valuations were a concern, and growth stocks were suddenly out of favor in Japan. It was the first time in recent history that growth stocks found themselves in such an undesirable position.

Although the Japanese economy has struggled over much of the past decade, there are signs that things are moving in the right direction. If this recovery continues, it should create an improved environment for the Fund. Over the long-term, we believe growth stocks in Japan continue to offer solid potential for shareholders.

The following report provides more specifics about the Fund's management, and the economic and market factors that affected its performance. As always, thank you for choosing the Liberty Newport Japan Opportunities Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
October 9, 2000


Performance Highlights

Net asset value per share (as of 8/31/00)
         Class A              $17.85
         Class B              $17.29
         Class C              $17.28
         Class N              $82.43
         Class Z              $18.00

Distributions declared per share (9/1/99-8/31/00)
         Class A              $0.6960
         Class B              $0.6541
         Class C              $0.6541
         Class N              $0.0000
         Class Z              $0.7100

Not FDIC Insured
May Lose Value
No Bank Guarantee

Because economic and market conditions change frequently, there can be no assurance that the trends described above and on the following pages will continue.

Performance Information

Value of a $10,000 Investment
6/3/96 - 8/31/00

Performance of a $10,000 investment in
share classes 6/3/96-8/31/00

              Without      With
               Sales       Sales
              Charge      Charge
---------------------------------
 Class A      $18,459     $17,398
---------------------------------
 Class B      $17,861     $17,661
---------------------------------
 Class C      $17,850     $17,850
---------------------------------
 Class N      $18,135     $18,135
---------------------------------
 Class Z      $18,621     N/A
---------------------------------




LINE CHART:
                 Without Sales             With Sales                 MSCI Japan
                 Charge                    Charge                     Index
5/31/96          10000                     9425                       10000
6/30/96          10350                     9754.88                    10053
7/31/96          10109.9                   9528.56                    9602.63
8/31/96          9709.53                   9151.23                    9173.39
9/30/96          9719.24                   9160.38                    9490.79
10/31/96         9239.11                   8707.86                    8853.96
11/30/96         9469.16                   8924.68                    9023.07
12/31/96         9319.55                   8783.67                    8399.57
1/31/97          8979.39                   8463.07                    7485.7
2/28/97          9109.59                   8585.79                    7660.86
3/31/97          9059.48                   8538.56                    7408.82
4/30/97          9499.77                   8953.54                    7677.76
5/31/97          10569.5                   9961.71                    8525.39
6/30/97          11049.3                   10414                      9162.23
7/31/97          11469.2                   10809.7                    8882.79
8/31/97          10049.3                   9471.46                    8112.65
9/30/97          10269.4                   9678.88                    7990.15
10/31/97         9819.57                   9254.95                    7245.47
11/30/97         9360.02                   8821.82                    6800.59
12/31/97         9041.78                   8521.87                    6411.6
1/31/98          9603.27                   9051.08                    6983.51
2/28/98          9422.73                   8880.92                    7019.83
3/31/98          9021.32                   8502.59                    6542.48
4/30/98          9171.98                   8644.59                    6515.66
5/31/98          8750.98                   8247.8                     6157.29
6/30/98          8780.74                   8275.84                    6243.5
7/31/98          9131.97                   8606.88                    6161.08
8/31/98          8680.85                   8181.7                     5458.72
9/30/98          8480.32                   7992.7                     5309.7
10/31/98         9241.85                   8710.45                    6200.13
11/30/98         9933.14                   9361.99                    6483.48
12/31/98         10574.8                   9966.77                    6734.39
1/31/99          10604.4                   9994.68                    6783.55
2/28/99          10604.4                   9994.68                    6634.99
3/31/99          12459.2                   11742.8                    7555.26
4/30/99          13421                     12649.3                    7870.32
5/31/99          13010.3                   12262.2                    7426.43
6/30/99          15405.5                   14519.7                    8129.72
7/31/99          17209.5                   16220                      8941.06
8/31/99          18582.8                   17514.3                    8878.47
9/30/99          19634.6                   18505.6                    9417.4
10/31/99         20826.4                   19628.9                    9821.4
11/30/99         24204.5                   22812.7                    10242.7
12/31/99         26656.4                   25123.6                    10878.8
1/31/00          24371.9                   22970.5                    10407.8
2/29/00          24869.1                   23439.1                    10138.2
3/31/00          23939                     22562.5                    10974.6
4/30/00          21509.2                   20272.4                    10149.3
5/31/00          19059.3                   17963.4                    9632.71
6/30/00          19804.5                   18665.8                    10294.5
7/31/00          16887.3                   15916.3                    9108.56
8/31/00          18459.5                   17398.1                    9697.88


The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index that tracks the performance of Japanese stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index. The MSCI Index performance is from 5/31/96.




Average Annual Total Returns as of 8/31/00

 Share Class                  A                    B                     C                      N               Z
 Inception                 6/3/96               6/3/96                6/3/96                 5/15/00         6/3/96

                     Without     With      Without     With      Without     With      Without     With      Without
                      Sales      Sales      Sales      Sales      Sales      Sales      Sales      Sales      Sales
                     Charge     Charge     Charge     Charge     Charge     Charge     Charge     Charge     Charge
--------------------------------------------------------------------------------------------------------------------
 1 year              -0.68%     -6.39%     -1.62%     -6.39%     -1.62%     -2.58%     -0.10%     -3.10%     -0.66%
--------------------------------------------------------------------------------------------------------------------
 Life                15.54%     13.94%     14.65%     14.34%     14.63%     14.63%     15.06%     15.06%     15.78%
--------------------------------------------------------------------------------------------------------------------

Average Annual Total Returns as of 6/30/00
Share Class                  A                    B                     C                     N                Z
                     Without     With      Without     With      Without     With      Without     With      Without
                      Sales      Sales      Sales      Sales      Sales      Sales      Sales      Sales      Sales
                     Charge     Charge     Charge     Charge     Charge     Charge     Charge     Charge     Charge
--------------------------------------------------------------------------------------------------------------------
 1 year              28.53%     21.14%     27.40%     22.40%     27.33%     26.33%     29.42%     26.42%     28.58%
--------------------------------------------------------------------------------------------------------------------
 Life                18.26%     16.55%     17.34%     17.04%     17.32%     17.32%     17.79%     17.79%     18.50%
--------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With Sales Charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B shares contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, and thereafter - 0%, the Class C shares contingent deferred sales charge of 1% for the first year only and the Class N contingent deferred sales charge of 3% for the first year. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class N share performance information includes returns of the Fund's Class B shares (the oldest existing fund class with a similar cost structure) for periods prior to its inception data. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B and Class N shares.

Top 10 holdings (as of 8/31/00)

Sony Corp                          3.6%
Keyence Corp                       3.6%
Kyocera Corp                       3.1%
Hitachi Software Engineer Co       3.0%
Canon Inc                          2.8%
Japan Asia Investment Co Ltd       2.5%
Orix Corp                          2.4%
Nippon Telegraph & Tele Corp       2.4%
Pioneer Electronic Corp            2.3%
Hirose Electronics Co Ltd          2.2%

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.





Bought
--------------------------------------------------------------------------------
Sanix (1.3% of net assets),
is best known in Japan as an extermination company. However, it is moving beyond termites and offering environmental cleanup services and earthquake protection for homes, a major issue in Japan.

Pioneer Electronic Corp. (2.3% of net assets), a longtime leader in consumer electronics, has become the one pure opportunity to capitalize on the booming demand for Digital Video Disk (DVD) players, which are supplanting VCRs as the major home entertainment component. The company also has a strong presence in the emerging automobile navigation systems industry.


Sold
--------------------------------------------------------------------------------
Mitsubishi Estate
is a real estate firm that is struggling because the real estate market has yet to keep pace with Japan's recovering economy.





Portfolio Manager's Report

THE FUND ENDURED A DIFFICULT YEAR FOLLOWING A STRONG START
In recent years, Japanese growth stocks have been the favored segment of the market by both foreign and domestic investors alike. This benefited the Fund, which is focused on growth-oriented stocks. Growth stocks were particularly popular in 1999, which is what gave the Fund a strong start to the fiscal year. The situation changed dramatically in 2000. Investors turned sour on growth stocks, particularly many technology and electronics firms. As a result, Class A shares of the Fund had a total return of negative 0.68% for the 12-month period ended August 31, 2000 without a sales charge, compared to 9.22% for the Morgan Stanley Capital International (MSCI) Japan Index. The MSCI Japan Index is a broad-based, unmanaged index that tracks the performance of Japanese stocks.

GROWTH STOCKS FELL OUT OF FAVOR
The change of fortunes for Japanese growth stocks in calendar year 2000 was consistent with a worldwide sell-off of technology-oriented stocks. Instead, money flowed into value stocks, which are generally not included in the portfolio. Month after month, Japanese growth stocks tumbled badly. The situation turned around in August, 2000, however, as the Fund was able to recoup some if its losses.

HIGH VALUATIONS PLAGUED GROWTH STOCKS
Unfortunately, many of the growth stocks included in the Fund's portfolio during the first few months of 2000 were caught in a whirlwind of negative investor sentiment. Company fundamentals played no significant role in the downturn, as most technology-oriented stocks held by the Fund continued to generate solid profits. More importantly, their prospects for future growth remained strong.

Instead, what troubled the market most appeared to be relatively high valuations of growth stocks. This was particularly true in the broad technology sector, one sector in which the Fund has a major focus. This correction in technology stocks in Japan followed a worldwide trend that took a toll on many technology stocks. While technology stocks were being battered, many companies in the portfolio continued to generate strong financial performance. As a result, we believe these stocks will be more attractive to investors in the months ahead, and will rebound. In fact, there was evidence of this rebound in August 2000, as the Fund generated nearly a double-digit return for the month.

THE JAPANESE ECONOMY CONTINUED ITS TURNAROUND
The cloud that has hung over Japan's economy has been present for over a decade. Trends that began in 1999 and continued in 2000 reflect a likelihood that the situation is on the mend. Japan's economy has been moving in a positive direction over that period, and this trend appears to be sustainable. One reason for optimism is that consumers, who have been conspicuous by their restraint in recent years, especially compared with other industrialized nations, appear to be getting back in the game. A recent survey showed consumer confidence in Japan to be at its highest level since 1996. Japan's economy should also benefit from a general economic turnaround throughout Asia. The country is a major exporter of capital equipment, and demand from developing countries located throughout Asia should boost export activity.

OUTLOOK
Although foreign investors have shied away from Japan in recent years, there are signs that the trend may be reversing as Japan's eco nomic recovery becomes more convincing. That should boost the Japanese market. Other factors are coming into play that could create a better environment for investors. Corporate tax rates have been declining, and the implementation of a new accounting system that is more consistent with U.S. standards should result in more accurate, and usually higher, earnings reports from Japanese industry. Finally, an impressive sign for investors is that Japanese companies are now actively courting investment capital - by taking a more aggressive position to sell their story and becoming more customer-service oriented, which makes them more competitive with other areas of the world.

Now that the country's leadership is showing a greater ability to deal effectively with economic and financial issues, the stage should be set for a continued economic recovery, and a more favorable investment market for the Fund.



/s/ David Smith

DAVID SMITH is portfolio manager of Liberty Newport Japan Opportunities Fund and is a senior vice president of Newport Fund Management, Inc.


International investing offers significant long-term growth potential, but also involves special risks due to currency fluctuations, as well as political, economic and social developments. A portfolio of stocks of a single nation poses additional risks due to its limited diversification.


Pie Chart:
Top 5 Sectors (as of 8/31/00)

Electronic Components:           11.0%
Computer Related Services:        7.7%
Electronic & Electrical:          7.6%
Machinery & Computer Equipment:   6.0%
Financial Services:               5.9%


Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee that the Fund will continue to maintain this breakdown in the future.

Investment Portfolio

August 31, 2000
(In thousands)
COMMON STOCKS-- 85.0%                    SHARES   VALUE
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE-- 10.5%
DEPOSITORY INSTITUTIONS -- 1.8%
Suruga Bank, Ltd.                           122 $ 1,772
                                                -------
FINANCIAL SERVICES -- 5.9%
Aeon Credit Service Ltd.                     18   1,042
Orix Corp.                                   18   2,395
Japan Asia Investment Co., Ltd.             430   2,417
                                                -------
                                                  5,854
                                                -------
NONDEPOSITORY CREDIT INSTITUTIONS-- 2.8%
Acom Co., Ltd.                               10     852
Aiful Corp.                                  10     827
Takefuji Corp.                               11   1,081
                                                -------
                                                  2,760
                                                -------

-------------------------------------------------------
MANUFACTURING -- 44.0%
CHEMICALS & ALLIED PRODUCTS -- 3.3%
Takeda Chemical Industries Ltd.              25   1,478
Yamanouchi Pharmaceutical Co.                36   1,781
                                                -------
                                                  3,259
                                                -------
COMMUNICATIONS EQUIPMENT -- 5.8%
Matsushita Communication Industrial Co.      15   2,073
Sony Corp.                                   32   3,567
                                                -------
                                                  5,640
                                                -------
ELECTRICAL MACHINERY, COMPONENTS
& SUPPLIES -- 1.8%
THK Co., Ltd.                                38   1,794
                                                -------
ELECTRICAL INDUSTRIAL EQUIPMENT-- 1.2%
Sodick Co., Ltd. (a)                        160   1,147
                                                -------
ELECTRONIC & ELECTRICAL EQUIPMENT-- 7.6%
Nitto Denko Corp.                            48   1,943
Pioneer Electronic Corporation               54   2,277
Tokyo Denpa Co., Ltd.                        31   1,568
Yamaichi Electronics Co., Ltd.               33     896
Yokowo Co., Ltd.                             34     785
                                                -------
                                                  7,469
                                                -------
ELECTRONIC COMPONENTS -- 11.0%
Hirose Electric Co., Ltd.                    15   2,173
Kyocera Corp.                                17   3,032
Murata Manufacturing Co., Ltd.               13   1,989
Nidec Corp.                                  22   1,933
Rohm Co., Ltd.                                6   1,706
                                                -------
                                                 10,833
                                                -------
FOOD & KINDRED PRODUCTS -- 1.5%
Ito En, Ltd.                                 20   1,480
                                                -------
MACHINERY & COMPUTER EQUIPMENT-- 6.0%
Canon, Inc.                                  61   2,726
Fujitsu Ltd.                                 75   2,171
Union Tool                                   11     999
                                                -------
                                                  5,896
                                                -------



                                         SHARES   VALUE
-------------------------------------------------------
MEASURING & ANALYZING INSTRUMENTS-- 5.8%
Keyence Corp.                                11 $ 3,536
Ricoh Co., Ltd.                             120   2,097
                                                -------
                                                  5,633
                                                -------

-------------------------------------------------------
RETAIL TRADE -- 8.0%
FOOD STORES -- 1.2%
C Two-Network Co., Ltd.                       8   1,139
                                                -------
GENERAL MERCHANDISE STORES -- 4.1%
Don Quijote Co., Ltd.                         5     560
Ryohin Keikaku Co., Ltd.                     10     965
Seven-Eleven Japan Co., Ltd.                 25   1,604
Shimamura Co., Ltd. (a)                      11     866
                                                -------
                                                  3,995
                                                -------
MISCELLANEOUS RETAIL -- 2.7%
Matsumotokiyoshi                             15   1,349
Yamada Denki Co.                             13   1,230
                                                -------
                                                  2,579
                                                -------

-------------------------------------------------------
SERVICES -- 15.0%
AMUSEMENT & RECREATION -- 1.2%
People Co., Ltd.                             17   1,173
                                                -------
AUTO REPAIR, RENTAL & PARKING-- 1.5%
Park24 Co., Ltd.                             11   1,428
                                                -------
BUSINESS SERVICES -- 3.7%
Oracle Corp. Japan                            7   2,066
Secom Co., Ltd.                              22   1,601
                                                -------
                                                  3,667
                                                -------
COMPUTER RELATED SERVICES -- 7.7%
Bellsystem 24, Inc.                           3   1,538
Fujitsu Support & Services, Inc.             14   1,921
Hitachi Software Engineering Co., Ltd. (a)   25   2,911
Yahoo Japan Corp. (a)                       (b)   1,199
                                                -------
                                                  7,569
                                                -------
PERSONAL SERVICES -- 0.9%
Drake Beam Morin-Japan, Inc.                  7     853
                                                -------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES -- 5.1%
SANITARY SERVICES -- 1.3%
Sanix, Inc.                                  20   1,237
                                                -------
TELECOMMUNICATIONS -- 3.8%
NTT DoCoMo, Inc.                            (b)   1,321
Nippon Telegraph & Telephone Corp.          (b)   2,380
                                                -------
                                                  3,701
                                                -------

                                         SHARES   VALUE
-------------------------------------------------------
WHOLESALE TRADE -- 2.4%
DURABLE GOODS
Rakuten, Inc. (a)                           (b)  $  746
Softbank Corp.                               12   1,624
                                                -------
                                                  2,370
                                                -------
Total Common Stock (cost of $69,108) (c)         83,248
                                                -------
SHORT-TERM OBLIGATIONS -- 1.0%              PAR
-------------------------------------------------------
Repurchase Agreement with SBC
Warburg Ltd., dated 08/31/00 due
09/01/00 at 6.600% collateralized
by U.S. Treasury notes with maturities
to 2022, market value $986 (repurchase
proceeds $968)                             $968     968
                                                -------
OTHER ASSETS &
LIABILITIES, NET-- 14.0%                         13,725
-------------------------------------------------------
NET ASSETS-- 100.0%                             $97,941
                                                =======

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purposes is the same.

See notes to investment portfolio.

 Statement of Assets & Liabilities

August 31, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $69,108)          $83,248
Short-term obligations                           968
                                             -------
                                              84,216
Cash including foreign currencies
(cost $13,088)                      $13,128
Receivable for:
   Fund shares sold                   1,763
   Dividends                             16
Other                                     3   14,910
                                    -------  -------
     Total Assets                             99,126
LIABILITIES
Payable for:
   Fund shares repurchased              992
   Distributions                          3
Accrued:
   Management fee                        82
   Administration fee                    20
   Bookkeeping fee                        4
   Transfer agent fee                    27
   Deferred Trustees fees                 1
   Service fees-- Class N                 7
   Agency fee-- Class N                   2
   Distribution fee-- Class N             2
Other                                    45
                                    -------
     Total Liabilities                         1,185
                                             -------

NET ASSETS                                   $97,941
                                             =======

CLASS A
Net asset value & redemption price per share
($21,452/1,201)                              $ 17.85(a)
                                             =======

Maximum offering price per share
($17.85/0.9425)                              $ 18.94(b)
                                             =======

CLASS B
Net asset value & offering price per share
($28,021/1,621)                              $ 17.29(a)
                                             =======

CLASS C
Net asset value & offering price per share
($11,161/646)                                $ 17.28(a)
                                             =======

CLASS N
Net asset value, offering and redemption
price per share ($32,035/389)                $ 82.43(a)
                                             =======

CLASS Z
Net asset value, offering & redemption price
per share ($5,272/293)                       $ 18.00
                                             =======



COMPOSITION OF NET ASSETS
Capital paid in                              $88,100
Overdistributed net investment income         (1,947)
Accumulated net realized loss                 (2,295)
 Net unrealized appreciation (depreciation) on:
   Investments                                14,140
   Foreign currency transactions                 (57)
                                             -------
                                             $97,941
                                             =======


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

Statement of Operations

For the Year Ended August 31, 2000
(In thousands)

INVESTMENT INCOME
Interest                                       $   404
Dividends                                          144
                                               -------
   Total Investment Income (net of
   nonreclaimable foreign taxes withheld
   at source which amounted to $ 25)               548
EXPENSES
Management fee                        $ 807
Administration fee                      211
Service fee - Class A,
   Class B, Class C, Class N            202
Distribution fee - Class B              250
Distribution fee - Class C              105
Distribution fee - Class N               53
Transfer agent fee                      200
Bookkeeping fee                          39
Trustees' fee                             8
Custodian fee                            46
Audit fee                                39
Legal fee                                 4
Registration fee                         54
Reports to shareholders                   9
Other                                    14
                                    -------
                                                 2,041
                                               -------
   Net Investment Loss                          (1,493)
                                               =======
NET REALIZED & UNREALIZED GAIN
(LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
   Investments                         (291)
   Foreign currency transactions       (509)
                                    -------
     Net Realized Loss                            (800)
Net change in unrealized appreciation/
depreciation during the period on:
   Investments                       (4,156)
   Foreign currency transactions        (68)
                                    -------
Net Change in Unrealized Appreciation/
Depreciation                                    (4,224)
                                               -------
     Net Loss                                   (5,024)
                                               -------
Decrease in Net Assets from Operations         $(6,517)
                                               =======

See notes to financial statements.

Statement of Changes in Net Assets

(In thousands)

                                  YEAR ENDED AUGUST 31,
                                  ---------------------
                                       2000(A)    1999
-------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss                 $(1,493)   $  (309)
Net realized loss                      (800)      (141)
Net change in unrealized
   appreciation/depreciation         (4,224)    18,497
                                    -------    -------
     Net Increase (Decrease)
       from Operations               (6,517)    18,047
                                    -------    -------
DISTRIBUTIONS:
From net investment income--
   Class A                             (801)        --
In excess of net investment income--
   Class A                               (2)        --
From net investment income--
   Class B                             (988)        --
In excess of net investment income--
   Class B                               (2)        --
From net investment income--
   Class C                             (462)        --
In excess of net investment income--
   Class C                               (1)        --
From net investment income--
   Class N                               --         --
From net investment income--
   Class Z                             (113)        --
In excess of net investment income--
   Class Z                              (b)         --
                                    -------    -------
                                     (8,886)    18,047
                                    -------    -------
FUND SHARE TRANSACTIONS:
Receipts for shares sold--
   Class A                           53,162     10,643
Value of distributions
   reinvested-- Class A                 748         --
Cost of shares repurchased--
   Class A                          (47,292)    (1,831)
                                    -------    -------
                                      6,618      8,812
                                    -------    -------
Receipts for shares sold--
   Class B                           27,384     10,907
Value of distributions
   reinvested-- Class B                 901         --
Cost of shares repurchased--
   Class B                          (17,833)    (4,074)
                                    -------    -------
                                     10,452      6,833
                                    -------    -------
Receipts for shares sold--
   Class C                           15,892      4,835
Value of distributions
   reinvested-- Class C                 433         --



                                  YEAR ENDED AUGUST 31,
                                  ---------------------
                                       2000(A)    1999
-------------------------------------------------------
Cost of shares repurchased--
   Class C                         $(12,101)  $ (1,140)
                                    -------    -------
                                      4,224      3,695
                                    -------    -------
Receipts for shares sold--
   Class N                           41,065         --
Value of distributions
   reinvested-- Class N                  --         --
Cost of shares repurchased--
   Class N                           (7,811)        --
                                    -------    -------
                                     33,254         --
                                    -------    -------
Receipts for shares sold--
   Class Z                            5,557         39
Value of distributions
   reinvested-- Class Z                 103         --
Cost of shares repurchased--
   Class Z                           (2,943)       (85)
                                    -------    -------
                                      2,717        (46)
                                    -------    -------
Net Increase from Fund
   Share Transactions                57,265     19,294
                                    -------    -------
     Total Increase                  48,379     37,341
                                    -------    -------
NET ASSETS
Beginning of period                  49,562     12,221
                                    -------    -------
End of period (net of
   overdistributed net investment
   income and including
   accumulated net investment
   loss of $1,947 and $1,914,
   respectively)                    $97,941    $49,562
                                    =======    =======
NUMBER OF FUND SHARES
Sold-- Class A                        2,453        737
Issued for distributions
   reinvested-- Class A                  34         --
Repurchased-- Class A                (2,208)      (148)
                                    -------    -------
                                        279        589
                                    -------    -------
Sold-- Class B                        1,289        806
Issued for distributions
   reinvested-- Class B                  42         --
Repurchased-- Class B                  (888)      (336)
                                    -------    -------
                                        443        470
                                    -------    -------
Sold-- Class C                          764        336
Issued for distributions
   reinvested-- Class C                  20         --
Repurchased-- Class C                  (589)      (104)
                                    -------    -------
                                        195        232
                                    -------    -------
Sold-- Class N                          478         --
Issued for distributions
   reinvested-- Class N                  --         --
Repurchased-- Class N                   (89)        --
                                    -------    -------
                                        389         --
                                    -------    -------
Sold-- Class Z                          259          3
Issued for distributions
   reinvested-- Class Z                   5         --
Repurchased-- Class Z                  (130)       (10)
                                    -------    -------
                                        134         (7)
                                    -------    -------



(a) Class N shares were initially offered on May 15, 2000.
(b) Rounds to less than one.

See notes to financial statements.

Notes to Financial Statements


August 31, 2000



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Newport Japan Opportunities Fund (formerly Newport Japan Opportunities
Fund) (the Fund), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of Japanese companies. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class J shares are subject to an annual distribution fee and are available for purchase only by residents or citizens of Japan. As of the date of this report, no Class J shares had been issued. Effective May 15, 2000, the Fund began offering Class N shares which are subject to an annual distribution fee and are available for purchase only by residents or citizens of Japan. Class Z is offered continuously at net asset value. There are certain restrictions on the purchases of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.


DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B, Class C and Class N service fees and Class B, Class C and Class N distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B, Class C and Class N net investment income per share data reflects the service fee per share applicable to Class A, Class B, Class C and Class N shares and the distribution fee applicable to Class B, Class C and Class N shares only.

Class A, Class B, Class C and Class N ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C and Class N shares and the distribution fee applicable to Class B, Class C and Class N shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Newport Fund Management, Inc. (the Advisor), is the investment Advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average net assets.

ADMINISTRATION FEE:
Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:
The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was reduced from 0.25% annually of average net assets to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator is the Fund's principal underwriter. For the year ended August 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $66,498 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $590, $217,822 and $53,351 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B, Class C and Class N net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C and Class N shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average net assets.

For the year ended August 31, 2000, the Fund's operating expenses (as defined above) did not exceed the 1.75% expense limit.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
During the year ended August 31, 2000, purchases and sales of investments, other than short-term obligations, were $65,640,773 and $11,341,904, respectively. Unrealized appreciation (depreciation) at August 31, 2000, based on cost of investments for both financial statements and federal income tax purposes was:

      Gross unrealized appreciation      $20,675,184
      Gross unrealized depreciation       (6,535,548)
                                         -----------
        Net unrealized appreciation      $14,139,636
                                         ===========


CAPITAL LOSS CARRYFORWARDS:
At August 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Year of              Capital loss
          expiration             carryforward
          ----------             ------------
             2006                  $   68,000
             2007                   1,776,000
             2008                     131,000
                                   ----------
                                   $1,975,000
                                   ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 331 1/43% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 1/42 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended August 31, 2000.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
At August 31, 2000, the Fund had one shareholder, Liberty Financial Companies, Inc., which is the indirect parent of the Advisor, who owned greater than 5% of the Fund's shares outstanding.

Financial Highlights

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                 YEAR ENDED AUGUST 31, 2000
                                             CLASS A         CLASS B           CLASS C        CLASS N(A)         CLASS Z
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                         $ 18.540         $ 18.110         $ 18.100         $ 91.37          $ 18.700
                                            --------         --------         --------         --------         --------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (b)                       (0.278)          (0.428)          (0.428)          (0.161)          (0.226)
Net realized and unrealized gain               0.284            0.262            0.262           (8.779)           0.236
                                            --------         --------         --------         --------         --------
Total from Investment Operations               0.006           (0.166)          (0.166)          (8.940)           0.010
                                            --------         --------         --------         --------         --------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                    (0.694)          (0.652)          (0.652)          --               (0.708)
In excess of net investment income            (0.002)          (0.002)          (0.002)          --               (0.002)
                                            --------         --------         --------         --------         --------
Total distributions declared
to shareholders                               (0.696)          (0.654)          (0.654)          --               (0.710)
                                            --------         --------         --------         --------         --------
NET ASSET VALUE --
END OF PERIOD                               $ 17.850         $ 17.290         $ 17.280         $ 82.430         $ 18.000
                                            ========         ========         ========         ========         ========
TOTAL RETURN (c)                             (0.68)%          (1.62)%          (1.62)%          (9.78)%(d)       (0.66)%
                                            ========         ========         ========         ========         ========
RATIOS TO AVERAGE
NET ASSETS
Expenses (e)                                   1.93%            2.68%            2.68%            2.78%(f)         1.68%
Net investment loss (e)                      (1.28)%          (2.03)%          (2.03)%          (2.55)%(f)       (1.03)%
Portfolio turnover                               15%              15%              15%              15%              15%
Net assets at end of period (000)           $ 21,452         $ 28,021         $ 11,161         $ 32,035         $  5,272

(a) Class N shares were initially offered on May 15, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

                                                                       YEAR ENDED AUGUST 31, 1999
                                                              CLASS A          CLASS B          CLASS C          CLASS Z
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                         $ 8.660          $ 8.520          $ 8.510          $ 8.710
                                                             --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                                     (0.128)          (0.219)          (0.221)          (0.096)
Net realized and unrealized gain                               10.008            9.809            9.811           10.086
                                                             --------         --------         --------         --------
Total from Investment Operations                                9.880            9.590            9.590            9.990
                                                             --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                              $ 18.540         $ 18.110         $ 18.100         $ 18.700
                                                             ========         ========         ========         ========
TOTAL RETURN (c)(d)                                           114.09%          112.56%          112.69%          114.70%
                                                             ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                    2.00%            2.75%            2.75%            1.75%
Net investment loss (e)                                       (1.03)%          (1.78)%          (1.78)%          (0.78)%
Fees and expenses waived or borne by the
Advisor/Administrator (e)                                       0.46%            0.46%            0.46%            0.46%
Portfolio turnover                                                27%              27%              27%              27%
Net assets at end of period (000)                            $ 17,091         $ 21,333         $  8,167         $  2,971

(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to:         $  0.057         $  0.057         $  0.057         $  0.057

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.



Financial Highlights (continued)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                         YEAR ENDED AUGUST 31, 1998
                                                              CLASS A          CLASS B          CLASS C          CLASS Z
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                        $ 10.050         $  9.950         $  9.940         $ 10.070
                                                             --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                                     (0.103)          (0.172)         ( 0.172)          (0.080)
Net realized and unrealized loss                               (1.265)          (1.236)          (1.236)          (1.258)
                                                             --------         --------         --------         --------
Total from Investment Operations                               (1.368)          (1.408)          (1.408)          (1.338)
                                                             --------         --------         --------         --------
Less Distributions Declared to Shareholders From
 Less net realized gains                                       (0.022)          (0.022)          (0.022)          (0.022)
                                                             --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                               $ 8.660         $  8.520         $  8.510         $  8.710
                                                             ========         ========         ========         ========
TOTAL RETURN (c)(d)                                          (13.26)%         (14.16)%         (14.18)%         (13.30)%
                                                             ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                    2.00%            2.75%            2.75%            1.75%
Net investment loss (e)                                       (1.12)%          (1.87)%          (1.87)%          (0.87)%
Fees and expenses waived or borne by the
Advisor/Administrator (e)                                       0.72%            0.72%            0.72%            0.72%
Portfolio turnover                                                24%              24%              24%              24%
Net assets at end of period (000)                            $  2,887         $  6,028         $  1,862         $  1,444

(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to:         $  0.066         $  0.066         $  0.066         $  0.066

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                                                         YEAR ENDED AUGUST 31, 1997
                                                              CLASS A          CLASS B        CLASS C(c)         CLASS Z
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                        $  9.710         $  9.690         $  9.690         $  9.720
                                                             --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                                     (0.094)          (0.170)          (0.170)          (0.069)
Net realized and unrealized gain                                0.434            0.430            0.420            0.419
                                                             --------         --------         --------         --------
Total from Investment Operations                                0.340            0.260            0.250            0.350
                                                             --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                              $ 10.050         $  9.950         $  9.940         $ 10.070
                                                             ========         ========         ========         ========
TOTAL RETURN (d)(e)                                             3.50%            2.68%            2.58%            3.60%
                                                             ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                    2.00%            2.75%            2.75%            1.75%
Net investment loss (f)                                       (0.93)%          (1.68)%          (1.68)%          (0.68)%
Fees and expenses waived or borne by the
Advisor/Administrator (f)                                       1.79%            1.79%            1.79%            1.79%
Portfolio turnover                                                20%              20%              20%              20%
Net assets at end of period (000)                            $  4,073         $  6,275         $  3,001         $  1,488

(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to:         $  0.180         $  0.180         $  0.180         $  0.180

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.



Financial Highlights (continued)

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          PERIOD ENDED AUGUST 31, 1996 (c)
                                                             CLASS A           CLASS B          CLASS C          CLASS Z
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                        $ 10.000         $ 10.000         $ 10.000         $ 10.000
                                                             --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                                     (0.016)          (0.034)          (0.034)          (0.010)
Net realized and unrealized loss                               (0.274)          (0.276)          (0.276)          (0.270)
                                                             --------         --------         --------         --------
Total from Investment Operations                               (0.290)         (0.310)          (0.310)           (0.280)
                                                             --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                              $  9.710         $  9.690         $  9.690         $  9.720
                                                             ========         ========         ========         ========
TOTAL RETURN (d)(e)(f)                                          (2.90)%(g)       (3.10)%(g)       (3.10)%(g)       (2.80)%(g)
                                                             ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                 2.00%(i)         2.75%(i)         2.75%(i)         1.75%(i)
Net investment loss (g)(h)                                    (0.66)%(i)       (1.41)%(i)       (1.41)%(i)       (0.41)%(i)
Fees and expenses waived or borne by the
Advisor/Administrator (g)(h)                                    9.13%(i)         9.13%(i)         9.13%(i)         9.13%(i)
Portfolio turnover                                                 --               --               --               --
Net assets at end of period (000)                            $  1,066         $  1,197         $    472         $  1,214

(a)  Net of fees and expenses waived or borne by the Advisor/
     Administrator which amounted to:                        $  0.230         $  0.230         $  0.230         $  0.230

(b) Per share data was calculated using average shares outstanding during the period.

(c)  The Fund commenced investment operations on June 3, 1996.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.


Report of Ernst & Young LLP, Independent Auditors


To the Shareholders and Board of Trustees of Liberty Funds Trust II:

Liberty Newport Japan Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Liberty Newport Japan Opportunities Fund (formerly, Newport Japan Opportunities Fund, a series of Liberty Funds Trust II, the "Trust"), including the Investment Portfolio, as of August 31, 2000, and the related statement of operations, the statement of changes in net assets and the financial highlights the year then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended August 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Newport Japan Opportunities Fund, a series of Liberty Funds Trust II, at August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst &Young LLP

Boston, Massachusetts
October 10, 2000

Trustee & Transfer Agent

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


Important Information About This Report
The Transfer Agent for Liberty Newport Japan Opportunities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Performance Update.


Annual Report:
Liberty Newport Japan Opportunities Fund

                              GIVE ME LIBERTY.(SM)

We believe in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.



We believe in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.


Liberty Newport Japan Opportunities Fund  Annual Report, August 31, 2000

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